9. Direct taxes, charges and contributions recoverable (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2020
DirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Total amount recorded	R$ 148,000	R$ 2,875,000	R$ 1,516
Principal amount	75,000	1,720,000	632,000
Monetary adjustments	R$ 73,000	R$ 1,155,000	1,578
TIM S.A [member]
DirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Total amount recorded			1,391,000,000
Principal amount			908,000,000
Monetary adjustments			483,000
Intelig Telecomunicacoes Ltda [Member]
DirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Total amount recorded			151,000
Principal amount			75,000
Monetary adjustments			R$ 76,000